Trade Receivables, Net (Details) - Schedule of Three-level Provision Matrix - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Three-level Provision Matrix [Line Items]
Trade Receivables, net	$ 2,468	$ 2,774
Expected Credit Loss [ECL]	$ 16	$ 16
Key customers IL [Member]
Schedule of Three-level Provision Matrix [Line Items]
Default rate	0.10%	0.10%
Trade Receivables, net	$ 2,062	$ 2,098
Expected Credit Loss [ECL]	$ 2	$ 2
Other customers [Member]
Schedule of Three-level Provision Matrix [Line Items]
Default rate	3.50%	2.10%
Trade Receivables, net	$ 406	$ 676
Expected Credit Loss [ECL]	$ 14	$ 14